Financial Risk Management - Summary of Quantification Extent Collateral and Credit Enhancements Mitigate Credit Risk Derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Collateral Mitigate Credit Risk Of Derivative Abstract [Abstract]
Deposits and savings, securities and others	₩ 1,437,204	₩ 1,471,117